PERPETUAL CONVERTIBLE PREFERRED SHARES	12 Months Ended
Dec. 31, 2022
PERPETUAL CONVERTIBLE PREFERRED SHARES
PERPETUAL CONVERTIBLE PREFERRED SHARES

18.  PERPETUAL CONVERTIBLE PREFERRED SHARES

In June 2020, the Company issued 150,000 Series A perpetual convertible preferred shares (the “Series A Preferred Shares”) at the subscription price of 1,000 US dollars per subscribed share for a total cash consideration of US$150,000.

18.  PERPETUAL CONVERTIBLE PREFERRED SHARES (CONTINUED)

The significant terms of the Series A Preferred Shares are summarized as follows:

Dividends

From and after the original issuance date, cumulative dividends on each Series A Preferred Share will accrue in arrears at the dividend rate of 4.5% per annum on the original issuance price of 1,000 US dollars per subscribed share. All accrued dividends on any Series A Preferred Share will be paid in cash, when, as and if declared by the Board of Directors out of funds legally available therefor or upon a liquidation of the Company.

Holders of the Series A Preferred Shares will also be entitled to receive any dividends declared by the Board of Directors on a pro rata basis with the ordinary shares determined on an as-converted basis. The dividends or distributions shall be distributed among all holders of ordinary shares and Series A Preferred Shares in proportion to the number of ordinary shares that would be held by each such holder if all Series A Preferred Shares had been converted to ordinary shares as of the record date fixed for determining those entitled to receive such distribution.

For dividends on cumulative preferred stock classified in permanent equity, dividends are not recognized until declared by the Board of Directors. RMB28,637 dividend was declared by the Company on the conversion date.

Liquidation preference

In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Company, the holders of Series A Preferred Shares will be entitled to be paid out of the assets of the Company available for distribution to its shareholders before any distribution or payment out of the assets of the Company will be made to the holders of ordinary shares at a preferential amount in cash equal to the greater of (i) the aggregate original issuance price of 1,000 US dollars per Series A Preferred Shares, plus any unpaid, accrued and accumulated dividends on all such Series A Preferred Shares (whether or not declared) and (ii) the aggregate value that such holders of Series A Preferred Shares would have received had all holders of Series A Preferred Shares, immediately prior to such Liquidation, converted all Series A Preferred Shares then outstanding (together with any unpaid, accrued and accumulated dividends thereon) into Class A ordinary shares at the applicable conversion price then in effect.

If the Company has insufficient assets to pay the holders of the Series A Preferred Shares the full preferential amount, (a) the holders of the Series A Preferred Shares will share ratably in any distribution of the remaining assets of the Company in proportion to the respective full preferential amounts which would otherwise be payable to each such holder in full, and (b) the Company will not make or agree to make, or set aside for the benefit of the holders of ordinary shares, any payments to the holders of ordinary shares.

Conversion

Series A Preferred Shares can be converted at any time at the option of the holder into Class A ordinary shares by dividing the original issuance price plus any unpaid, accrued and accumulated dividends up to, but excluding, the conversion date by the conversion price in effect immediately prior to such conversion. Series A Preferred Shares will be mandatorily converted into Class A ordinary shares at any time after six months from the original issuance date when the daily volume-weighted average price of the ADS (“VWAP”) of certain period equals or exceeds the 200% of the conversion price per ADS (“Conversion Threshold”).

Conversion price is initially, US$2.8333 per Class A Ordinary Shares or US$17.00 per ADS and is subject to additional adjustments if the Company makes certain dilutive issuances of shares.

18.  PERPETUAL CONVERTIBLE PREFERRED SHARES (CONTINUED)

Voting

Each Series A Preferred Shares holder will be entitled to a number of vote equal to the number of Class A ordinary shares then issuable upon its conversion into Class A ordinary shares at the record date for determination of the shareholders entitled to vote on such matters, or, if no such record date is established, at the date when such vote is taken or any written consent of shareholders is solicited.

Accounting for the Series A Preferred Shares

The Series A Preferred Shares are classified as permanent equity and initially recorded at the issuance price at the time of closing. There were no embedded features that qualified for bifurcation and separate accounting in accordance with ASC 815-10, Derivatives and Hedging. As the time of closing, beneficial conversion features with the amount of RMB470,643 was recorded as a reduction to the respective preferred shares with an offsetting credit to additional paid-in capital. This amount was immediately accreted back as a deemed distribution to Series A perpetual convertible preferred shareholders.

The Company early adopted ASU 2020-06, Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40), Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity (“ASU 2020-06”), starting on January 1, 2021 using modified retrospective transition method applied to those transactions outstanding as of January 1, 2021. The impact of adoption of ASU 2020-06 was immaterial for Series A Preferred Shares.

On March 1, 2021, 150,000 Series A Preferred Shares all has been converted into 54,507,816 Class A Ordinary Shares at the conversion price US$17.00 per ADS.

On January 27, 2022, the Company’s board of directors authorized the issuance of 300,000 Series A-1 perpetual convertible preferred shares by re-designation of the authorized but unissued Class A Ordinary Shares. The terms of dividend rights, liquidation preference, conversion right and voting right of Series A-1 perpetual convertible preferred shares are similar with Series A Preferred Shares.